CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock, at cost USD ($)	Treasury stock, at cost JPY (¥)	Total Toyota Motor Corporation shareholders' equity USD ($)	Total Toyota Motor Corporation shareholders' equity JPY (¥)	Noncontrolling interest USD ($)	Noncontrolling interest JPY (¥)
Beginning Balance at Mar. 31, 2008		¥ 12,526,194		¥ 397,050		¥ 497,569		¥ 12,408,550		¥ (241,205)		¥ (1,192,437)		¥ 11,869,527		¥ 656,667
Equity transaction with noncontrolling interests and other		(30,645)														(30,645)
Issuance during the year		3,642				3,642								3,642
Comprehensive income
Net income		(461,215)						(436,937)						(436,937)		(24,278)
Other comprehensive income (loss)
Foreign currency translation adjustments		(400,168)								(381,303)				(381,303)		(18,865)
Unrealized gains on securities, net of reclassification adjustments		(306,691)								(293,101)				(293,101)		(13,590)
Pension liability adjustments		(201,046)								(192,172)				(192,172)		(8,874)
Total comprehensive income		(1,369,120)												(1,303,513)		(65,607)
Dividends paid to Toyota Motor Corporation shareholders		(439,991)						(439,991)						(439,991)
Dividends paid to noncontrolling interests		(20,885)														(20,885)
Purchase and reissuance of common stock		(68,458)										(68,458)		(68,458)
Ending Balance at Mar. 31, 2009		10,600,737		397,050		501,211		11,531,622		(1,107,781)		(1,260,895)		10,061,207		539,530
Equity transaction with noncontrolling interests and other		(4,864)				(2,116)								(2,116)		(2,748)
Issuance during the year		2,236				2,236								2,236
Comprehensive income
Net income		244,212						209,456						209,456		34,756
Other comprehensive income (loss)
Foreign currency translation adjustments		15,615								9,894				9,894		5,721
Unrealized gains on securities, net of reclassification adjustments		180,502								176,407				176,407		4,095
Pension liability adjustments		74,743								74,645				74,645		98
Total comprehensive income		515,072												470,402		44,670
Dividends paid to Toyota Motor Corporation shareholders		(172,476)						(172,476)						(172,476)
Dividends paid to noncontrolling interests		(10,732)														(10,732)
Purchase and reissuance of common stock		470										470		470
Ending Balance at Mar. 31, 2010	131,455	10,930,443	4,775	397,050	6,029	501,331	139,129	11,568,602	(10,184)	(846,835)	(15,158)	(1,260,425)	124,591	10,359,723	6,864	570,720
Equity transaction with noncontrolling interests and other	90	7,493			28	2,310							28	2,310	62	5,183
Issuance during the year	26	2,119			26	2,119							26	2,119
Comprehensive income
Net income	5,598	465,485					4,909	408,183					4,909	408,183	689	57,302
Other comprehensive income (loss)
Foreign currency translation adjustments	(3,603)	(299,578)							(3,459)	(287,613)			(3,459)	(287,613)	(144)	(11,965)
Unrealized gains on securities, net of reclassification adjustments	(333)	(27,657)							(314)	(26,058)			(314)	(26,058)	(19)	(1,599)
Pension liability adjustments	138	11,454							190	15,785			190	15,785	(52)	(4,331)
Total comprehensive income	1,800	149,704											1,326	110,297	474	39,407
Dividends paid to Toyota Motor Corporation shareholders	(1,697)	(141,120)					(1,697)	(141,120)					(1,697)	(141,120)
Dividends paid to noncontrolling interests	(333)	(27,657)													(333)	(27,657)
Purchase and reissuance of common stock	(12)	(958)									(12)	(958)	(12)	(958)
Ending Balance at Mar. 31, 2011	$ 131,329	¥ 10,920,024	$ 4,775	¥ 397,050	$ 6,083	¥ 505,760	$ 142,341	¥ 11,835,665	$ (13,767)	¥ (1,144,721)	$ (15,170)	¥ (1,261,383)	$ 124,262	¥ 10,332,371	$ 7,067	¥ 587,653